ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounts Payable And Accrued Expenses
Schedule of accounts payable and accrued expenses
	September 30, 2018	December 31, 2017
Accounts payable	$632,846	$714,823
Interest payable on notes payable	760,322	483,075
Deferred rent	1,147	1,638
	$1,394,315	$1,199,536

	2017	2016
Amounts payable	$714,823	$768,345
Interest payable on notes payable	483,075	168,785
Deferred rent	1,638	808
	$1,199,536	$937,938